36. Financial instruments and risk management (Details 9) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Financial instruments and risk management [line items]
Beginning balance	R$ 11,618
Ending Balance	4,405
Borrowings And Financing [Member]
Financial instruments and risk management [line items]
Beginning balance	1,663,017
Inflows	1,000,000
Financial interests	167,998
Foreign exchange variations, net	18,222
Payments	(820,149)
Ending Balance	2,029,088
Financial Leasing [Member]
Financial instruments and risk management [line items]
Beginning balance	1,940,074
Adoption of IFRS 16	5,256,114
Inflows	1,834,914
Financial interests	821,463
Payments	(1,585,712)
Remeasurement IAS 17 (i) / IFRS16	(485,983)
Ending Balance	7,780,870
Derivative Financial Instruments (Assets) Liabilities [Member]
Financial instruments and risk management [line items]
Beginning balance	(69,790)
Financial interests	9,068
Foreign exchange variations, net	(14,145)
Payments	32,761
Ending Balance	R$ (42,106)